UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:6/30/00.

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holdings
    entries.
Institutional Investment Manager Filing this Report:

Name:   Frederick R. Keydel, Trustee
Address:7430 Second Avenue, 9th Floor
        Detroit, MI 48202-2717


Form 13F File Number: Has not been issued

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Bartley J. Rainey
Title: Vice President & CFO
Phone: 713-529-3729

Signature, Place, and Date of Signing:

Bartley J. Rainey            Houston, TX           8/14/00
   [Signature]               [City, State]          [Date]






Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the
    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None




























Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 50

Form 13F Information Table Value Total: $125,720
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

 1		Has not been issued	 Harvey C. Fruehauf, Jr.

,Title of,,Market Value,Shares/,,Put/,Investment,Other, Voting Authority,,
Name Of Issuer,Class,Cusip,(x$1000),PRN AMT,SH/PRN,Call,Discretion,Managers,Sole,Shared,None

3COM CORP COM,COM,885535104,816,14161,SH,,Other,1,0,14161,0
ABBOTT LABORATORIES COM,COM,2824100,2745,61609,SH,,Other,1,0,61609,0
ADOBE SYSTEMS INC COM,COM,00724F101,624,4800,SH,,Other,1,0,4800,0
ADR KYOCERA CORP,COM,501556203,443,2576,SH,,Other,1,0,2576,0
AMERICAN MANAGEMENT SYSTEMS COM,COM,27352103,870,26487,SH,,Other,1,0,26487,0
AMGEN INC COM,COM,31162100,562,8000,SH,,Other,1,0,8000,0
APPLIED MATERIALS INC COM,COM,38222105,725,8000,SH,,Other,1,0,8000,0
AUTOMATIC DATA PROCESSING COM,COM,53015103,1673,31241,SH,,Other,1,0,31241,0
BANC ONE CORP NEW,COM,06423A103,445,16760,SH,,Other,1,0,16760,0
BANK AMER CORP,COM,60505104,358,8335,SH,,Other,1,0,8335,0
CIENA CORPORATION COMMON STOCK,COM,171779101,11942,71641,SH,,Other,1,0,71641,0
CISCO SYSTEMS INC COM,COM,17275R102,1028,16174,SH,,Other,1,0,16174,0
CITIGROUP INC COM,COM,172967101,860,14280,SH,,Other,1,0,14280,0
"CMGI, INC",COM,125750109,630,13760,SH,,Other,1,0,13760,0
CONCORD COMMUNICATIONS INC COM,COM,206186108,552,13841,SH,,Other,1,0,13841,0
CONOCO INC CLASS B,COM,208251405,257,10457,SH,,Other,1,0,10457,0
DISNEY COMMON STOCK,COM,254687106,880,22684,SH,,Other,1,0,22684,0
DOUBLECLICK INC,COM,258609304,499,13088,SH,,Other,1,0,13088,0
ELECTRO SCIENTIFIC INDS INC COM,COM,285229100,352,8000,SH,,Other,1,0,8000,0
EMC CORP/MASS COM,COM,268648102,2371,30818,SH,,Other,1,0,30818,0
GENERAL ELECTRIC CO COM $2.50 PAR,COM,369604103,254,4800,SH,,Other,1,0,4800,0
GEORGIA PACIFIC TIMBER GROUP COM,COM,373298702,9708,448945,SH,,Other,1,0,448945,0
GEORGIA-PACIFIC CORP,COM,373298108,23466,893959,SH,,Other,1,0,893959,0
HEWLETT-PACKARD CO COM,COM,428236103,222,1775,SH,,Other,1,0,1775,0
HONEYWELL INTL INC,COM,438516106,343,10185,SH,,Other,1,0,10185,0
INKTOMI,COM,457277101,243,2053,SH,,Other,1,0,2053,0
INTEL CORP CAP,COM,458140100,12400,92757,SH,,Other,1,0,92757,0
INT'L BUSINESS MACHINES CORP CA,COM,459200101,1246,11376,SH,,Other,1,0,11376,0
JOHNSON CONTROLS INC COM,COM,478366107,761,14828,SH,,Other,1,0,14828,0
LOUISIANA - PACIFIC CORP COM,COM,546347105,2475,227612,SH,,Other,1,0,227612,0
LUCENT TECHNOLOGIES INC COM,COM,549463107,7681,129632,SH,,Other,1,0,129632,0
MALLINCKRODT INC COM,COM,561232109,234,5385,SH,,Other,1,0,5385,0
NORTEL NETWORKS CORPORATION,COM,665815106,896,13122,SH,,Other,1,0,13122,0
ORACLE CORP COM,COM,68389X105,3965,47164,SH,,Other,1,0,47164,0
PARAMETRIC TECHNOLOGY CORP COM,COM,699173100,3557,323329,SH,,Other,1,0,323329,0
PFIZER INC COM,COM,717081103,5701,118774,SH,,Other,1,0,118774,0
PHARMACIA CORP,COM,71713U102,428,8282,SH,,Other,1,0,8282,0
PROCTER & GAMBLE CO COM,COM,742718109,353,6172,SH,,Other,1,0,6172,0
RADIOSHACK CORPORATION,COM,750438103,227,4800,SH,,Other,1,0,4800,0
REPUBLIC BANCORP COM,COM,760282103,225,25142,SH,,Other,1,0,25142,0
SCHERING - PLOUGH CORP COM,COM,806605101,202,4000,SH,,Other,1,0,4000,0
SCHLUMBERGER LTD COM,COM,806857108,1145,15347,SH,,Other,1,0,15347,0
SCIENTIFIC-ATLANTA INC,COM,808655104,2414,32400,SH,,Other,1,0,32400,0
STANLEY WORKS COM,COM,854616109,214,9000,SH,,Other,1,0,9000,0
SUNTRUST BANKS INC COM,COM,867914103,219,4800,SH,,Other,1,0,4800,0
SYBASE INC COM,COM,871130100,380,16502,SH,,Other,1,0,16502,0
SYMBOL TECHNOLOGIES INC COM,COM,871508107,3795,70273,SH,,Other,1,0,70273,0
TEXAS INSTRUMENTS INC COM,COM,882508104,6604,96144,SH,,Other,1,0,96144,0
VIGNETTE CORP,COM,926734104,3170,60942,SH,,Other,1,0,60942,0
WORLDCOM INC,COM,98157D106,4560,99403,SH,,Other,1,0,99403,0

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